Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - USD ($)		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Balance as at beginning period		$ 1,075,773	$ 1,129,249
Lease addition		1,575,434	465,312
Lease termination	$ 33,442		(33,442)
Accretion of lease liability		144,975	79,205
Repayment of principal and interest		(908,911)	(564,551)
Balance as at end period		$ 1,887,271	$ 1,075,773